Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2024
Manufacturing equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computers and software [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	33 years
Cars [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Land [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Land is not depreciated
Minimum [Member] | Laboratory equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and office equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Laboratory equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Furniture and office equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years